STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Automobiles & Components - 1.0%
Thor Industries	46,359		4,900,610
Banks - 4.2%
Huntington Bancshares	612,862		9,094,872
Popular	139,071		10,822,505
			19,917,377
Capital Goods - 6.0%
CNH Industrial	694,179	[a]	11,356,768
Colfax	158,996	[a]	7,383,774
Quanta Services	85,090		9,681,540
			28,422,082
Commercial & Professional Services - 4.9%
ADT	543,839		4,519,302
Clarivate	343,312	[a]	8,012,902
Ritchie Bros Auctioneers	159,942		10,856,863
			23,389,067
Consumer Durables & Apparel - 6.5%
Hasbro	84,264		8,166,024
Newell Brands	271,933		5,838,402
Skechers USA, CI. A	227,349	[a]	10,212,517
Under Armour, Cl. A	288,857	[a]	6,814,137
			31,031,080
Consumer Services - 5.7%
Aramark	244,598		8,169,573
Expedia Group	71,706	[a]	11,551,120
Norwegian Cruise Line Holdings	375,679	[a]	7,329,497
			27,050,190
Diversified Financials - 7.6%
Ares Management, Cl. A	113,448		9,207,440
Capital One Financial	60,825		8,547,737
LPL Financial Holdings	51,615		8,135,040
Voya Financial	162,190		10,078,487
			35,968,704
Energy - 4.8%
EQT	355,034	[a]	6,898,311
Pioneer Natural Resources	51,593		9,200,064
Valero Energy	98,885		6,619,362
			22,717,737
Food, Beverage & Tobacco - 2.8%
Conagra Brands	219,268		6,698,637

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Food, Beverage & Tobacco - 2.8% (continued)
Molson Coors Beverage, Cl. B	145,494		6,465,753
			13,164,390
Health Care Equipment & Services - 7.4%
Alcon	76,076	[a]	5,964,358
Centene	148,325	[a]	10,591,888
Encompass Health	80,811		4,656,330
Laboratory Corp. of America Holdings	20,265	[a]	5,782,212
Zimmer Biomet Holdings	70,175		8,392,930
			35,387,718
Insurance - 2.7%
Arch Capital Group	155,276	[a]	6,270,045
Reinsurance Group of America	67,856		6,440,213
			12,710,258
Materials - 7.4%
Eagle Materials	43,901		6,770,412
Freeport-McMoRan	296,374		10,989,548
Newmont	128,464		7,055,243
The Mosaic Company	309,294		10,584,041
			35,399,244
Media & Entertainment - 1.4%
Activision Blizzard	112,777		6,608,732
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
Elanco Animal Health	274,945	[a]	7,901,919
Neurocrine Biosciences	72,526	[a]	6,037,790
Sarepta Therapeutics	86,022	[a]	6,951,438
United Therapeutics	43,966	[a]	8,331,557
Viatris	514,783		6,336,979
			35,559,683
Real Estate - 8.3%
Alexandria Real Estate Equities	37,959	[b]	7,594,457
CBRE Group, Cl. A	97,441	[a]	9,312,436
Digital Realty Trust	54,365	[b]	9,119,185
Equity Residential	125,037	[b]	10,666,906
Zillow Group, Cl. C	47,958	[a]	2,602,681
			39,295,665
Retailing - 2.4%
Dollar Tree	85,100	[a]	11,388,933
Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions	31,926		4,841,897
Software & Services - 5.8%
Dolby Laboratories, Cl. A	34,702		2,894,494
Euronet Worldwide	80,965	[a]	8,207,422
Global Payments	61,114		7,275,011

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Software & Services - 5.8% (continued)
Splunk		76,067	[a]	9,204,107
				27,581,034
Technology Hardware & Equipment - 4.0%
Nokia, ADR		1,801,612	[a]	10,089,027
Western Digital		153,421	[a]	8,873,871
				18,962,898
Transportation - 1.8%
Lyft, Cl. A		215,450	[a]	8,749,425
Utilities - 5.0%
Exelon		184,113		9,708,278
PPL		272,028		7,570,539
Vistra Energy		321,212		6,385,695
				23,664,512
Total Common Stocks (cost $387,340,872)				466,711,236

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
SPDR S&P MidCap 400 ETF Trust (cost $1,276,556)		2,407		1,188,577

Private Equity - .6%
Software & Services - .6%
Databricks (cost $2,398,743)		10,881	[c]	2,644,192
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,818,966)	0.06	4,818,966	[d]	4,818,966
Total Investments (cost $395,835,137)		100.0%		475,362,971
Liabilities, Less Cash and Receivables		(.0%)		(39,428)
Net Assets		100.0%		475,323,543

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c The fund held Level 3 securities at November 30, 2021. These securities were valued at $2,644,192 or ..56% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	466,711,236	-	-	466,711,236
Equity Securities - Private Equity	-	-	2,644,192	2,644,192
Exchange-Traded Funds	1,188,577	-	-	1,188,577
Investment Companies	4,818,966	-	-	4,818,966

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $79,527,834, consisting of $97,559,274 gross unrealized appreciation and $18,031,440 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.